Disclosure of detailed information about foreign currency risk (Details)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CAD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Statement [Line Items]
Cash and cash equivalents	$ 20,162		$ 21,520	$ 8,255	$ 55,631
Employee retention allowance	(208,153)		$ (596,849)	$ (570,487)
Amounts held in foreign currencies [Member]
Statement [Line Items]
Cash and cash equivalents		$ 1,913
Accounts payable and accrued liabilities		(243,014)
Employee retention allowance		(261,138)
Total foreign currency financial assets and liabilities	$ (400,334)	$ (502,239)
Foreign exchange rate	0.7971	0.7971
Currency risk [Member]
Statement [Line Items]
Sensitivity analysis, convidence interval, percentage	10.00%	10.00%
Value at risk	$ (40,033)